Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (26,515)	$ (15,263)	$ (76,751)	$ (45,330)
Items that may be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	81	94	109	(551)
Exchange differences on translation of foreign operations	(2,712)	(361)	(1,400)	(405)
Other comprehensive (loss) for the period, net of tax	(2,631)	(267)	(1,291)	(956)
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (29,146)	$ (15,530)	$ (78,042)	$ (46,286)